Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

August 5, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 9 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities
Lincoln Life & Annuity Company of New York (File No. 333-186895)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln Life Variable Annuity Account N (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 9 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 342 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed for the purpose of adding the Lincoln Market SelectSM Advantage rider.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher